PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

The classification of property and equipment was as follows:

(in thousands)	December 31, 2018	December 31, 2017
Leasehold improvements	$126,903	$125,886
Furniture, fixtures and equipment	34,896	34,074
Property and equipment, gross	161,799	159,960
Accumulated depreciation	(85,049)	(74,409)
Property and equipment, net	$76,750	$85,551

Depreciation expense for continuing operations was $15.6 million, $16.1 million and $14.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.